UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360

                       Oppenheimer Main Street Funds, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--8.8%
AUTO COMPONENTS--0.5%
ArvinMeritor, Inc.                                                           214,327   $      846,592
Autoliv, Inc.                                                                182,800        3,489,652
BorgWarner, Inc.                                                             164,000        3,880,240
Exide Technologies(1)                                                         21,600           97,200
Federal-Mogul Corp.(1)                                                         2,000           10,580
Gentex Corp.(2)                                                              202,800        1,778,556
Goodyear Tire & Rubber Co. (The)(1)                                          487,008        3,131,461
Johnson Controls, Inc.                                                       508,400        8,978,344
Lear Corp.(1)                                                                255,964          606,635
TRW Automotive Holdings Corp.(1)                                             390,600        1,390,536
WABCO Holdings, Inc.                                                         134,500        1,998,670
                                                                                       --------------
                                                                                           26,208,466
                                                                                       --------------
AUTOMOBILES--0.1%
Thor Industries, Inc.(2)                                                     145,222        2,271,272
                                                                                       --------------
DISTRIBUTORS--0.0%
LKQ Corp.(1, 2)                                                               63,800          664,796
                                                                                       --------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Brink's Home Security Holdings, Inc.(1, 2)                                    43,000          860,000
Career Education Corp.(1)                                                    166,209        3,071,542
Corinthian Colleges, Inc.(1, 2)                                               82,741        1,330,475
Hillenbrand, Inc.                                                              9,900          157,608
Regis Corp.                                                                   55,900          614,341
Service Corp. International                                                  172,600        1,004,532
                                                                                       --------------
                                                                                            7,038,498
                                                                                       --------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Ameristar Casinos, Inc.                                                       35,300          270,398
Bally Technologies, Inc.(1)                                                    4,600           84,962
Bob Evans Farms, Inc.                                                         91,500        1,534,455
Boyd Gaming Corp.                                                            351,900        1,548,360
Brinker International, Inc.                                                  194,500        1,291,480
Carnival Corp.                                                               247,940        5,206,740
CEC Entertainment, Inc.(1)                                                   141,789        2,440,189
Chipotle Mexican Grill, Inc., Cl. B(1)                                         2,502          115,317
International Speedway Corp., Cl. A                                           60,600        1,572,570
Interval Leisure Group, Inc.(1)                                               71,020          376,406
Jack in the Box, Inc.(1, 2)                                                  180,300        3,155,250
Life Time Fitness, Inc.(1)                                                     5,700           85,329
McDonald's Corp.                                                             140,900        8,277,875
Panera Bread Co., Cl. A(1, 2)                                                 49,560        2,202,446
Papa John's International, Inc.(1)                                            23,000          407,560
Sonic Corp.(1)                                                                77,000          650,650
Speedway Motorsports, Inc.                                                    48,613          672,318
Vail Resorts, Inc.(1, 2)                                                      77,500        1,685,625
WMS Industries, Inc.(1, 2)                                                   124,100        3,059,065


                        1 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
HOTELS, RESTAURANTS & LEISURE CONTINUED
Wyndham Worldwide Corp.                                                      383,500   $    1,833,130
                                                                                       --------------
                                                                                           36,470,125
                                                                                       --------------
HOUSEHOLD DURABLES--0.4%
American Greetings Corp., Cl. A                                              138,744        1,598,331
Centex Corp.                                                                 127,992        1,172,407
Harman International Industries, Inc.                                        154,410        2,323,871
KB Home                                                                       42,654          496,066
Lennar Corp., Cl. A(2)                                                       201,200        1,430,532
Meritage Homes Corp.(1)                                                       42,100          522,040
Pulte Homes, Inc.                                                             29,605          315,293
Ryland Group, Inc. (The)(2)                                                   93,200        1,581,604
Snap-On, Inc.                                                                104,300        3,760,015
Stanley Works (The)                                                           93,600        2,975,544
Tempur-Pedic International, Inc.(2)                                          254,445        1,778,571
                                                                                       --------------
                                                                                           17,954,274
                                                                                       --------------
INTERNET & CATALOG RETAIL--0.3%
Expedia, Inc.(1)                                                             385,000        3,234,000
HSN, Inc.(1, 2)                                                               71,020          265,615
Liberty Media Corp.-Interactive, Series A(1)                                 586,200        1,541,706
NetFlix.com, Inc.(1, 2)                                                      181,200        4,163,976
Priceline.com, Inc.(1, 2)                                                     63,600        4,388,400
Ticketmaster Entertainment, Inc.(1)                                           71,020          283,370
                                                                                       --------------
                                                                                           13,877,067
                                                                                       --------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Brunswick Corp.(2)                                                           368,769          999,364
Callaway Golf Co.                                                            229,100        2,307,037
Polaris Industries, Inc.(2)                                                   51,300        1,400,490
Pool Corp.(2)                                                                 29,400          506,562
                                                                                       --------------
                                                                                            5,213,453
                                                                                       --------------
MEDIA--3.2%
Arbitron, Inc.                                                                23,800          333,914
Cablevision Systems Corp. New York Group, Cl. A(2)                           235,600        3,453,896
CBS Corp., Cl. B                                                           3,042,000       20,259,720
Central European Media Enterprises Ltd., Cl. A(1)                              6,200           95,294
Cinemark Holdings, Inc.                                                        2,700           20,331
Clear Channel Outdoor Holdings, Inc., Cl. A(1, 2)                             47,300          346,236
Cox Radio, Inc., Cl. A(1, 2)                                                  80,138          464,800
DirecTV Group, Inc. (The)(1)                                                 644,252       14,179,987
Dish Network Corp., Cl. A(1)                                                 225,800        2,501,864
DreamWorks Animation SKG, Inc., Cl. A(1)                                     178,100        4,114,110
Gannett Co., Inc.(2)                                                         314,200        2,736,682
Harte-Hanks, Inc.                                                             64,200          383,274
Lamar Advertising Co., Cl. A(1, 2)                                           129,400        1,924,178
Liberty Media Corp.-Entertainment, Series A(1)                               202,700        2,406,049


                        2 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
MEDIA CONTINUED
Liberty Media Holding Corp.-Capital, Series A(1)                              65,700   $      217,467
McGraw-Hill Cos., Inc. (The)                                                 422,600       10,565,000
Mediacom Communications Corp.(1)                                               5,300           13,409
Meredith Corp.                                                               197,664        3,190,297
News Corp., Inc., Cl. A                                                    2,572,980       20,326,542
Scholastic Corp.                                                              88,100        1,345,287
Time Warner, Inc.                                                          5,846,640       52,912,092
Viacom, Inc., Cl. B(1)                                                       335,838        5,346,541
Walt Disney Co. (The)                                                        991,300       22,324,076
Warner Music Group Corp.(2)                                                  121,181          361,119
                                                                                       --------------
                                                                                          169,822,165
                                                                                       --------------
MULTILINE RETAIL--0.4%
Big Lots, Inc.(1, 2)                                                         210,700        3,691,464
Dillard's, Inc., Cl. A(2)                                                    366,000        1,339,560
Dollar Tree, Inc.(1)                                                         135,100        5,722,836
Kohl's Corp.(1)                                                              180,880        5,907,541
Macy's, Inc.                                                                 420,118        3,117,276
Nordstrom, Inc.(2)                                                           203,100        2,309,247
                                                                                       --------------
                                                                                           22,087,924
                                                                                       --------------
SPECIALTY RETAIL--2.5%
Aaron Rents, Inc.                                                             55,200        1,458,936
Abercrombie & Fitch Co., Cl. A(2)                                            160,106        3,094,849
Aeropostale, Inc.(1)                                                         310,300        4,691,736
American Eagle Outfitters, Inc.(2)                                           339,400        3,258,240
AnnTaylor Stores Corp.(1)                                                    417,340        1,873,857
AutoNation, Inc.(1, 2)                                                       508,400        4,341,736
Barnes & Noble, Inc.(2)                                                      167,300        2,639,994
bebe stores, inc.                                                            128,200          792,276
Best Buy Co., Inc.(2)                                                      1,226,500       25,400,815
Buckle, Inc. (The)(2)                                                         53,000          999,580
Chico's FAS, Inc.(1)                                                          29,200           74,460
Children's Place Retail Stores, Inc.(1, 2)                                   147,863        3,467,387
Dress Barn, Inc. (The)(1, 2)                                                 235,721        1,845,695
Foot Locker, Inc.                                                            248,800        1,674,424
Gap, Inc. (The)(2)                                                         1,837,710       23,926,984
Guess?, Inc.                                                                  66,900          885,087
Gymboree Corp.(1)                                                             50,700        1,275,105
Home Depot, Inc. (The)                                                       399,600        9,234,756
Limited Brands, Inc.(2)                                                      429,100        3,994,921
Lowe's Cos., Inc.                                                            281,600        5,817,856
Men's Wearhouse, Inc. (The)(2)                                               139,500        1,484,280
Office Depot, Inc.(1)                                                        746,600        1,470,802
OfficeMax, Inc.                                                               44,000          239,800
Penske Automotive Group, Inc.(2)                                             132,700        1,005,866


                        3 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
SPECIALTY RETAIL CONTINUED
RadioShack Corp.                                                             250,200   $    2,464,470
Rent-A-Center, Inc.(1)                                                       163,715        2,686,563
Ross Stores, Inc.                                                             60,800        1,611,200
Sally Beauty Holdings, Inc.(1, 2)                                            237,000        1,030,950
Sherwin-Williams Co.                                                          74,900        4,413,857
Signet Jewelers Ltd.                                                           3,600           28,188
Talbots, Inc. (The)(2)                                                       138,822          330,396
TJX Cos., Inc. (The)                                                         307,752        7,022,901
Tractor Supply Co.(1, 2)                                                     117,900        4,525,002
Urban Outfitters, Inc.(1)                                                     64,020        1,163,243
Williams-Sonoma, Inc.(2)                                                     433,200        3,036,732
Zale Corp.(1, 2)                                                             151,266          897,007
                                                                                       --------------
                                                                                          134,159,951
                                                                                       --------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Carter's, Inc.(1, 2)                                                         104,500        1,976,095
Coach, Inc.(1)                                                               295,200        5,284,080
Fossil, Inc.(1, 2)                                                           146,370        2,224,824
Jones Apparel Group, Inc.                                                    315,130        1,616,617
Liz Claiborne, Inc.                                                          534,004        1,521,911
Phillips/Van Heusen Corp.                                                    119,699        2,087,551
Polo Ralph Lauren Corp., Cl. A                                                69,000        2,980,800
Quicksilver, Inc.(1)                                                         257,444          360,422
Skechers USA, Inc., Cl. A(1)                                                  74,410          895,896
Timberland Co., Cl. A(1)                                                     141,286        1,434,053
UniFirst Corp.                                                                17,700          490,467
Warnaco Group, Inc. (The)(1)                                                 238,070        4,261,453
Wolverine World Wide, Inc.                                                   120,000        2,312,400
                                                                                       --------------
                                                                                           27,446,569
                                                                                       --------------
CONSUMER STAPLES--5.8%
BEVERAGES--0.9%
Coca-Cola Co. (The)                                                          604,100       28,314,167
PepsiCo, Inc.                                                                358,690       20,337,723
                                                                                       --------------
                                                                                           48,651,890
                                                                                       --------------
FOOD & STAPLES RETAILING--2.1%
Casey's General Stores, Inc.                                                  84,800        2,514,320
CVS Caremark Corp.                                                           219,900        6,361,707
Kroger Co. (The)                                                             766,683       21,206,452
Safeway, Inc.                                                              1,540,700       33,587,260
SUPERVALU, Inc.                                                              103,600        1,233,876
Wal-Mart Stores, Inc.                                                        837,100       46,777,148
Weis Markets, Inc.                                                             8,900          281,418
Winn-Dixie Stores, Inc.(1)                                                    15,233          227,733
                                                                                       --------------
                                                                                          112,189,914
                                                                                       --------------
FOOD PRODUCTS--0.1%
Darling International, Inc.(1)                                                60,600          303,000


                        4 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
FOOD PRODUCTS CONTINUED
Del Monte Foods Co.                                                           89,700   $      531,024
Fresh Del Monte Produce, Inc.(1)                                              21,000          530,040
Pilgrim's Pride Corp.(2)                                                      41,500           47,725
Ralcorp Holdings, Inc.(1)                                                     23,000        1,438,880
                                                                                       --------------
                                                                                            2,850,669
                                                                                       --------------
HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Co. (The)                                                 1,339,085       86,170,120
                                                                                       --------------
PERSONAL PRODUCTS--0.2%
Chattem, Inc.(1, 2)                                                           28,800        2,090,016
Herbalife Ltd.                                                               145,400        2,585,212
NBTY, Inc.(1)                                                                155,459        2,265,038
Nu Skin Asia Pacific, Inc., Cl. A                                             61,700          663,892
Revlon, Inc., Cl. A(1)                                                        11,823           89,145
                                                                                       --------------
                                                                                            7,693,303
                                                                                       --------------
TOBACCO--0.9%
Altria Group, Inc.                                                           339,900        5,465,592
Philip Morris International, Inc.                                            932,100       39,297,336
Universal Corp.                                                               45,300        1,448,241
                                                                                       --------------
                                                                                           46,211,169
                                                                                       --------------
ENERGY--21.4%
ENERGY EQUIPMENT & SERVICES--3.6%
Baker Hughes, Inc.                                                           548,100       19,090,323
Basic Energy Services, Inc.(1)                                                58,359          669,961
BJ Services Co.                                                              258,800        3,103,012
Complete Production Services, Inc.(1)                                        231,082        1,892,562
Diamond Offshore Drilling, Inc.(2)                                           111,300        8,213,940
Dresser-Rand Group, Inc.(1)                                                  169,700        2,835,687
Dril-Quip, Inc.(1)                                                             4,300           84,624
ENSCO International, Inc.(2)                                                 131,200        4,252,192
Exterran Holdings, Inc.(1, 2)                                                 53,000          930,150
Grey Wolf, Inc.(1, 2)                                                        126,700          694,316
Gulfmark Offshore, Inc.(1)                                                    39,500        1,117,850
Halliburton Co.                                                              843,400       14,843,840
Helix Energy Solutions Group, Inc.(1)                                         14,300           91,949
Helmerich & Payne, Inc.                                                       99,200        2,515,712
Hercules Offshore, Inc.(1)                                                    14,600           84,972
Hornbeck Offshore Services, Inc.(1)                                            4,900           82,712
ION Geophysical Corp.(1)                                                      13,900           41,700
Key Energy Services, Inc.(1)                                                 419,000        1,990,250
Lufkin Industries, Inc.                                                       25,300        1,247,543
Nabors Industries Ltd.(1, 2)                                                 195,500        2,834,750
National Oilwell Varco, Inc.(1)                                              458,800       12,979,452
Noble Corp.                                                                1,150,200       30,813,858
Oceaneering International, Inc.(1)                                            59,300        1,531,126


                        5 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
ENERGY EQUIPMENT & SERVICES CONTINUED
Oil States International, Inc.(1, 2)                                         208,100   $    4,457,502
Parker Drilling Co.(1)                                                       266,000          813,960
Patterson-UTI Energy, Inc.                                                   242,800        3,032,572
Pioneer Drilling Co.(1)                                                       13,700          100,558
Pride International, Inc.(1)                                                 171,000        2,771,910
Schlumberger Ltd.                                                            510,400       25,897,696
Seacor Holdings, Inc.(1)                                                      58,400        3,861,992
Superior Energy Services, Inc.(1)                                            133,200        2,244,420
Tetra Technologies, Inc.(1)                                                   42,200          203,404
Tidewater, Inc.                                                               76,100        3,004,428
Transocean, Inc.(1, 2)                                                       266,600       17,830,208
Unit Corp.(1)                                                                 86,300        2,475,084
Weatherford International Ltd.(1)                                            824,900       10,533,973
                                                                                       --------------
                                                                                          189,170,188
                                                                                       --------------
OIL, GAS & CONSUMABLE FUELS--17.8%
Anadarko Petroleum Corp.                                                   1,258,700       51,669,635
Apache Corp.                                                                 763,860       59,046,378
Berry Petroleum Co., Cl. A                                                   172,900        2,024,659
Bill Barrett Corp.(1)                                                         59,700        1,335,489
BPZ Resources, Inc.(1, 2)                                                      8,216           50,611
Carrizo Oil & Gas, Inc.(1)                                                     4,200           86,940
Chesapeake Energy Corp.                                                      434,100        7,457,838
Chevron Corp.                                                              1,749,879      138,257,940
Cimarex Energy Co.                                                           109,100        3,095,167
ConocoPhillips                                                             1,780,186       93,495,369
CVR Energy, Inc.(1)                                                           52,900          185,150
Delta Petroleum Corp.(1, 2)                                                   81,900          467,649
Denbury Resources, Inc.(1)                                                   264,800        2,523,544
Devon Energy Corp.                                                           314,970       22,784,930
Encore Acquisition Co.(1)                                                     53,100        1,403,964
Exxon Mobil Corp.(2)                                                       3,263,629      261,579,864
Foundation Coal Holdings, Inc.                                               226,377        3,230,400
Frontier Oil Corp.                                                           302,100        3,607,074
Frontline Ltd.(2)                                                             78,800        2,327,752
Hess Corp.                                                                   658,600       35,590,744
Holly Corp.                                                                   36,800          669,392
International Coal Group, Inc.(1)                                             23,900           67,876
Marathon Oil Corp.                                                         1,483,535       38,838,946
Mariner Energy, Inc.(1)                                                      267,300        2,937,627
Massey Energy Co.                                                            133,600        2,086,832
Murphy Oil Corp.                                                             594,500       26,187,725
Noble Energy, Inc.                                                           585,600       30,615,168
Nordic American Tanker Shipping Ltd.                                           1,600           46,768
Occidental Petroleum Corp.                                                 1,440,000       77,961,600
Overseas Shipholding Group, Inc.                                              92,200        3,416,932


                        6 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
Pioneer Natural Resources Co.                                                 34,400   $      690,752
Plains Exploration & Production Co.(1)                                       151,500        3,507,225
Rosetta Resources, Inc.(1)                                                   134,000        1,009,020
Stone Energy Corp.(1)                                                        152,937        2,541,813
Sunoco, Inc.                                                                 120,300        4,780,722
Swift Energy Co.(1)                                                          108,400        2,316,508
Tesoro Corp.(2)                                                              482,700        4,436,013
Valero Energy Corp.                                                        1,780,200       32,666,670
W&T Offshore, Inc.                                                           139,600        1,954,400
Whiting Petroleum Corp.(1)                                                    24,000          919,200
Williams (Clayton) Energy, Inc.(1)                                               700           32,144
World Fuel Services Corp.                                                      2,400           87,120
XTO Energy, Inc.                                                             408,300       15,613,392
                                                                                       --------------
                                                                                          943,604,942
                                                                                       --------------
FINANCIALS--8.8%
CAPITAL MARKETS--1.4%
Ameriprise Financial, Inc.                                                   157,700        2,911,142
BlackRock, Inc.(2)                                                            38,900        4,890,119
Cohen & Steers, Inc.                                                           3,100           35,464
E*TRADE Financial Corp.(1, 2)                                              1,022,300        1,380,105
Franklin Resources, Inc.                                                     184,700       11,220,525
GAMCO Investors, Inc., Cl. A                                                   6,407          175,744
GLG Partners, Inc.                                                             6,000           15,240
Goldman Sachs Group, Inc. (The)                                              212,200       16,761,678
Greenhill & Co., Inc.(2)                                                      33,700        2,294,970
Investment Technology Group, Inc.(1)                                           4,900           81,977
Jefferies Group, Inc.                                                         59,100          735,204
KBW, Inc.(1, 2)                                                               47,000        1,067,370
Knight Capital Group, Inc., Cl. A(1)                                         196,300        3,248,765
Lazard Ltd., Cl. A                                                            50,300        1,572,378
Legg Mason, Inc.                                                             180,000        3,243,600
Piper Jaffray Cos., Inc.(1)                                                   61,310        2,323,036
SEI Investments Co.                                                          107,600        1,663,496
Stifel Financial Corp.(1)                                                     48,300        2,077,383
T. Rowe Price Group, Inc.                                                    315,400       10,789,834
TD Ameritrade Holding Corp.(1)                                               666,100        8,859,130
Waddell & Reed Financial, Inc., Cl. A                                          7,100           95,424
                                                                                       --------------
                                                                                           75,442,584
                                                                                       --------------
COMMERCIAL BANKS--1.5%
Cathay Bancorp, Inc.                                                          64,900        1,331,748
Colonial BancGroup, Inc. (The)(2)                                            459,005        1,152,103
East West Bancorp, Inc.                                                      196,195        2,903,686
First BanCorp                                                                 59,800          654,212
First Citizens BancShares, Inc., Cl. A                                           600           84,330
First Commonwealth Financial Corp.                                             2,700           32,427


                        7 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
COMMERCIAL BANKS CONTINUED
First Horizon National Corp.(2)                                              551,092   $    5,891,173
First Midwest Bancorp, Inc.(2)                                                76,852        1,414,845
FirstMerit Corp.                                                              63,600        1,399,200
Hancock Holding Co.(2)                                                        25,300        1,090,683
International Bancshares Corp.                                                53,500        1,257,250
National Penn Bancshares, Inc.(2)                                            123,900        1,905,582
Old National Bancorp(2)                                                      112,800        1,937,904
Pacific Capital Bancorp(2)                                                   210,900        3,332,220
PacWest Bancorp                                                               58,736        1,562,378
Park National Corp.(2)                                                         7,020          480,800
Popular, Inc.(2)                                                             551,400        3,446,250
Regions Financial Corp.                                                      610,724        6,223,278
Sterling Financial Corp., Western US                                          49,400          262,808
Susquehanna Bancshares, Inc.(2)                                              133,700        2,042,936
Trustmark Corp.(2)                                                            54,700        1,091,812
U.S. Bancorp                                                                 535,900       14,458,582
UCBH Holdings, Inc.(2)                                                       215,394          999,428
Umpqua Holdings Corp.(2)                                                      73,100          967,844
United Community Banks, Inc.(2)                                               15,500          204,290
Webster Financial Corp.                                                      204,832        3,072,480
Wells Fargo & Co.                                                            734,620       21,223,172
Whitney Holding Corp.                                                         37,300          653,869
Wintrust Financial Corp.                                                       9,200          189,796
Zions Bancorp(2)                                                              65,202        2,079,292
                                                                                       --------------
                                                                                           83,346,378
                                                                                       --------------
CONSUMER FINANCE--0.3%
AmeriCredit Corp.(1, 2)                                                      201,300        1,479,555
Capital One Financial Corp.                                                   88,800        3,055,608
Cash America International, Inc.                                             124,744        3,369,335
Discover Financial Services(2)                                               560,069        5,729,506
EZCORP, Inc., Cl. A(1)                                                        30,300          499,647
Nelnet, Inc., Cl. A                                                           43,400          571,144
Student Loan Corp. (The)                                                       7,000          265,090
                                                                                       --------------
                                                                                           14,969,885
                                                                                       --------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.                                                      2,194,539       35,661,259
CIT Group, Inc.(2)                                                           608,000        2,030,720
Interactive Brokers Group, Inc., Cl. A(1)                                    117,082        2,135,576
JPMorgan Chase & Co.                                                       1,301,696       41,211,695
NYSE Euronext                                                                348,300        8,293,023
PHH Corp.(1)                                                                  92,800          707,136
Pico Holdings, Inc.(1)                                                         1,500           34,035
                                                                                       --------------
                                                                                           90,073,444


                        8 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
INSURANCE--3.8%
Allied World Assurance Holdings Ltd.                                          92,900   $    3,284,944
Allstate Corp.                                                               165,300        4,205,232
American Financial Group, Inc.                                               205,700        4,214,793
American National Insurance Co.                                                2,000          147,640
AmTrust Financial Services, Inc.                                              12,500          111,750
Arch Capital Group Ltd.(1)                                                    37,100        2,515,009
Aspen Insurance Holdings Ltd.                                                137,000        2,524,910
Assured Guaranty Ltd.                                                         85,500          961,020
Axis Capital Holdings Ltd.                                                   191,400        4,844,334
Berkley (W.R.) Corp.                                                         198,300        5,637,669
Berkshire Hathaway, Inc., Cl. B(1, 2)                                          6,818       23,856,182
Brown & Brown, Inc.                                                          228,100        4,539,190
Chubb Corp.                                                                  529,500       27,195,120
Cincinnati Financial Corp.                                                   128,300        3,751,492
CNA Financial Corp.                                                          207,000        2,848,320
CNA Surety Corp.(1)                                                           17,726          214,662
Conseco, Inc.(1)                                                              73,100          246,347
Delphi Financial Group, Inc., Cl. A                                           77,480          937,508
Employers Holdings, Inc.                                                      82,200        1,339,038
Endurance Specialty Holdings Ltd.(2)                                          71,800        1,932,856
FBL Financial Group, Inc., Cl. A                                               5,828           66,264
Fidelity National Title Group, Inc., Cl. A                                   206,600        2,547,378
First American Corp.                                                          34,350          825,087
Flagstone Reinsurance Holdings Ltd.                                            7,600           78,128
Genworth Financial, Inc., Cl. A                                              471,100          683,095
Hanover Insurance Group, Inc.                                                 74,600        3,007,872
Harleysville Group, Inc.                                                      35,600        1,341,408
Hartford Financial Services Group, Inc. (The)                                116,000          980,200
HCC Insurance Holdings, Inc.                                                 112,500        2,622,375
IPC Holdings Ltd.                                                            126,600        3,544,800
Lincoln National Corp.                                                       196,700        2,700,691
Loews Corp.                                                                  638,792       17,496,513
Max Capital Group Ltd.                                                       104,900        1,212,644
Montpelier Re Holdings Ltd.(2)                                                58,600          806,922
Nationwide Financial Services, Inc., Cl. A(2)                                 30,200        1,534,160
Navigators Group, Inc. (The)(1)                                               18,100          982,830
Odyssey Re Holdings Corp.                                                     95,500        4,296,545
Old Republic International Corp.                                             146,340        1,501,448
OneBeacon Insurance Group Ltd.                                                34,500          376,050
Partnerre Holdings Ltd.(2)                                                    55,100        3,854,796
Philadelphia Consolidated Holding Co.(1)                                      95,900        5,893,055
Phoenix Cos., Inc. (The)(2)                                                  126,400          360,240
Platinum Underwriters Holdings Ltd.                                          129,400        3,976,462
ProAssurance Corp.(1)                                                         53,200        2,904,188
Protective Life Corp.                                                        239,300        2,230,276
Prudential Financial, Inc.                                                   477,000       10,350,900
RLI Corp.                                                                     40,400        2,356,128


                        9 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
INSURANCE CONTINUED
Selective Insurance Group, Inc.                                               91,300   $    2,096,248
StanCorp Financial Group, Inc.                                                95,900        3,194,429
State Auto Financial Corp.                                                     8,800          189,024
Transatlantic Holdings, Inc.                                                  23,900          947,396
Travelers Cos., Inc. (The)                                                   352,913       15,404,652
United Fire & Casualty Co.                                                     8,000          171,120
Unitrin, Inc.                                                                 93,500        1,789,590
Validus Holdings Ltd.                                                          7,400          171,976
XL Capital Ltd., Cl. A                                                       198,000          995,940
Zenith National Insurance Corp.                                               43,500        1,435,065
                                                                                       --------------
                                                                                          200,233,911
                                                                                       --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc., Cl. A(1)                                        16,800           76,608
Forest City Enterprises, Inc., Cl. A                                          89,500          533,420
Jones Lang LaSalle, Inc.                                                       3,200           76,256
                                                                                       --------------
                                                                                              686,284
                                                                                       --------------
THRIFTS & MORTGAGE FINANCE--0.1%
MGIC Investment Corp.                                                        256,900          698,768
NewAlliance Bancshares, Inc.(2)                                               56,800          782,704
Northwest Bancorp, Inc.                                                        2,900           62,147
Provident Financial Services, Inc.                                            77,075        1,155,354
Tree.com, Inc.(1)                                                             11,836           21,660
                                                                                       --------------
                                                                                            2,720,633
                                                                                       --------------
HEALTH CARE--8.7%
BIOTECHNOLOGY--1.0%
Amgen, Inc.(1)                                                               574,100       31,885,514
Celera Corp.(1)                                                                2,400           23,376
Cubist Pharmaceuticals, Inc.(1)                                               89,700        2,203,032
Genentech, Inc.(1)                                                           214,700       16,446,020
Martek Biosciences Corp.(2)                                                   63,200        1,766,440
PDL BioPharma, Inc.                                                          291,655        2,794,055
                                                                                       --------------
                                                                                           55,118,437
                                                                                       --------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
American Medical Systems Holdings, Inc.(1)                                    12,400          109,120
Analogic Corp.                                                                25,800        1,007,748
Hill-Rom Holdings, Inc.(2)                                                    86,400        1,774,656
Medtronic, Inc.                                                              119,300        3,641,036
Sirona Dental Systems, Inc.(1, 2)                                             54,100          648,118
Steris Corp.                                                                  38,200        1,056,230
Zimmer Holdings, Inc.(1)                                                     128,800        4,806,816
                                                                                       --------------
                                                                                           13,043,724
                                                                                       --------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Aetna, Inc.                                                                1,733,400       37,822,788
AMERIGROUP Corp.(1)                                                          181,300        4,452,728
Brookdale Senior Living, Inc.(2)                                             148,532          604,525


                        10 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Catalyst Health Solutions, Inc.(1)                                            46,500   $    1,046,250
Centene Corp.(1)                                                             191,846        3,549,151
Chemed Corp.                                                                  83,140        3,388,786
CIGNA Corp.                                                                  304,400        3,686,284
Coventry Health Care, Inc.(1)                                                171,376        2,137,059
Emergency Medical Services LP, Cl. A(1)                                       19,900          675,008
Health Net, Inc.(1)                                                          216,106        1,947,115
Healthspring, Inc.(1)                                                         85,700        1,250,363
Kindred Healthcare, Inc.(1)                                                  118,173        1,267,996
LifePoint Hospitals, Inc.(1, 2)                                              147,528        2,959,412
Lincare Holdings, Inc.(1)                                                    108,429        2,594,706
Magellan Health Services, Inc.(1)                                             26,700          877,095
Molina Healthcare, Inc.(1)                                                    19,200          454,848
Omnicare, Inc.                                                                94,200        2,271,162
Owens & Minor, Inc.                                                           19,200          797,376
Pediatrix Medical Group, Inc.(1)                                              17,000          529,040
PharMerica Corp.(1)                                                            4,000           66,480
Universal American Corp.(1)                                                   34,600          343,924
Universal Health Services, Inc., Cl. B                                        79,200        2,942,280
VCA Antech, Inc.(1)                                                            4,300           81,915
WellCare Health Plans, Inc.(1)                                                90,382          809,823
WellPoint, Inc.(1)                                                         1,195,100       42,545,560
                                                                                       --------------
                                                                                          119,101,674
                                                                                       --------------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                                              43,800          575,970
                                                                                       --------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Thermo Fisher Scientific, Inc.(1)                                             72,600        2,590,368
Varian, Inc.(1)                                                               30,500        1,116,300
                                                                                       --------------
                                                                                            3,706,668
                                                                                       --------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                                                          227,900       11,939,681
Alpharma, Inc., Cl. A(1, 2)                                                   78,500        2,833,850
Eli Lilly & Co.                                                              642,700       21,948,205
Endo Pharmaceuticals Holdings, Inc.(1)                                       155,061        3,409,791
Forest Laboratories, Inc.(1)                                                 264,958        6,406,684
Johnson & Johnson                                                          1,492,544       87,433,228
K-V Pharmaceutical Co., Cl. A(1, 2)                                           11,400           52,212
King Pharmaceuticals, Inc.(1)                                                557,600        5,358,536
Medicis Pharmaceutical Corp., Cl. A                                          243,828        2,982,016
Merck & Co., Inc.                                                          1,405,910       37,565,915
Pfizer, Inc.                                                               4,776,592       78,479,407
Sepracor, Inc.(1)                                                            166,700        1,960,392
Warner Chilcott Ltd., Cl. A(1)                                                 9,100          120,575
Watson Pharmaceuticals, Inc.(1, 2)                                           110,600        2,626,750


                        11 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
PHARMACEUTICALS CONTINUED
Wyeth                                                                        127,100   $    4,576,871
                                                                                       --------------
                                                                                          267,694,113
                                                                                       --------------
INDUSTRIALS--13.6%
AEROSPACE & DEFENSE--3.7%
BE Aerospace, Inc.(1)                                                        308,300        2,521,894
Boeing Co.                                                                   581,972       24,809,466
Ceradyne, Inc.(1, 2)                                                         139,300        3,658,018
Cubic Corp.                                                                   10,300          272,332
DynCorp International, Inc., Cl. A(1)                                          5,400           80,190
Esterline Technologies Corp.(1)                                              123,300        4,551,003
General Dynamics Corp.                                                       326,100       16,849,587
Goodrich Corp.                                                               120,000        4,038,000
Honeywell International, Inc.                                                620,400       17,284,344
L-3 Communications Holdings, Inc.                                            197,000       13,232,490
Lockheed Martin Corp.                                                         68,500        5,282,035
Northrop Grumman Corp.                                                       997,770       40,858,682
Orbital Sciences Corp.(1)                                                     72,800        1,252,160
Precision Castparts Corp.                                                    176,439       11,062,725
Raytheon Co.                                                                 560,100       27,332,880
Spirit Aerosystems Holdings, Inc., Cl. A(1)                                  108,576          982,613
Triumph Group, Inc.                                                           68,915        2,356,893
United Technologies Corp.                                                    406,800       19,742,004
                                                                                       --------------
                                                                                          196,167,316
                                                                                       --------------
AIR FREIGHT & LOGISTICS--0.1%
Hub Group, Inc., Cl. A(1)                                                     64,800        1,730,160
Pacer International, Inc.                                                     40,900          396,321
UTi Worldwide, Inc.                                                           64,100          687,152
                                                                                       --------------
                                                                                            2,813,633
                                                                                       --------------
AIRLINES--0.2%
Alaska Air Group, Inc.(1)                                                     62,500        1,434,375
Continental Airlines, Inc., Cl. B(1, 2)                                      230,000        3,376,400
SkyWest, Inc.                                                                154,670        2,350,984
UAL Corp.                                                                    326,165        3,669,356
US Airways Group, Inc.(1, 2)                                                 240,589        1,433,910
                                                                                       --------------
                                                                                           12,265,025
                                                                                       --------------
BUILDING PRODUCTS--0.1%
Ameron International Corp.                                                     2,900          156,252
Armstrong World Industries, Inc.                                              64,300        1,093,100
Lennox International, Inc.                                                   128,805        3,560,170
Owens Corning, Inc.(1)                                                       163,370        2,605,752
Simpson Manufacturing Co., Inc.                                               20,000          520,000
                                                                                       --------------
                                                                                            7,935,274
                                                                                       --------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Administaff, Inc.                                                             61,300        1,047,004
American Reprographics Co.(1)                                                 16,941          132,648


                        12 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Brink's Co. (The)                                                             43,000   $      936,110
Clean Harbors, Inc.(1)                                                        22,500        1,420,425
Copart, Inc.(1)                                                               69,400        1,850,898
Corporate Executive Board Co. (The)                                           59,125        1,363,423
CoStar Group, Inc.(1, 2)                                                      44,400        1,448,328
Deluxe Corp.                                                                 266,406        2,802,591
EnergySolutions, Inc.                                                         10,400           47,424
Equifax, Inc.                                                                141,000        3,588,450
First Advantage Corp., Cl. A(1)                                               10,500          131,985
HNI Corp.(2)                                                                 160,300        2,140,005
Interface, Inc., Cl. A                                                       152,086          842,556
Korn-Ferry International(1)                                                  224,699        2,766,045
M&F Worldwide Corp.(1)                                                         3,900           61,425
Manpower, Inc.                                                               127,700        4,019,996
Miller (Herman), Inc.                                                        159,900        2,352,129
Monster Worldwide, Inc.(1, 2)                                                408,683        4,687,594
MPS Group, Inc.(1)                                                           369,500        2,446,090
Navigant Consulting, Inc.(1)                                                  28,900          546,499
Pitney Bowes, Inc.                                                           184,500        4,558,995
R.R. Donnelley & Sons Co.                                                    272,200        3,473,272
Resources Connection, Inc.(1)                                                136,700        2,366,277
Robert Half International, Inc.                                              265,400        5,544,206
Steelcase, Inc., Cl. A                                                       382,823        2,469,208
Sykes Enterprises, Inc.(1)                                                    37,500          695,625
TrueBlue, Inc.(1)                                                             82,715          612,918
United Stationers, Inc.(1)                                                    32,700        1,040,187
Waste Management, Inc.                                                       209,200        6,108,640
Watson Wyatt & Co. Holdings                                                   78,600        3,169,152
                                                                                       --------------
                                                                                           64,670,105
                                                                                       --------------
CONSTRUCTION & ENGINEERING--0.6%
Aecom Technology Corp.(1)                                                      4,513          119,549
Chicago Bridge & Iron Co. NV                                                 261,500        2,659,455
EMCOR Group, Inc.(1)                                                         261,900        4,130,163
Fluor Corp.                                                                  319,400       14,545,476
Granite Construction, Inc.(2)                                                109,360        4,690,450
KBR, Inc.                                                                     71,054          978,414
MasTec, Inc.(1)                                                              161,954        1,038,125
Perini Corp.(1)                                                              190,830        3,654,395
Shaw Group, Inc. (The)(1)                                                     27,000          496,800
                                                                                       --------------
                                                                                           32,312,827
                                                                                       --------------
ELECTRICAL EQUIPMENT--1.0%
Acuity Brands, Inc.(2)                                                       141,548        3,816,134
Baldor Electric Co.(2)                                                       201,400        3,319,072
Belden, Inc.                                                                 202,921        3,534,884


                        13 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
ELECTRICAL EQUIPMENT CONTINUED
Brady Corp., Cl. A                                                            38,100   $      786,765
Cooper Industries Ltd., Cl. A                                                 84,600        2,042,244
Emerson Electric Co.(2)                                                      543,400       19,502,626
GrafTech International Ltd.(1)                                               567,600        3,797,244
Hubbell, Inc., Cl. B                                                          83,796        2,505,500
Regal-Beloit Corp.                                                            19,200          645,888
Rockwell Automation, Inc.                                                    131,600        4,099,340
Roper Industries, Inc.                                                        36,168        1,655,409
Smith (A.O.) Corp.                                                            79,427        2,600,440
Thomas & Betts Corp.(1)                                                      132,900        2,523,771
Woodward Governor Co.                                                        147,500        3,132,900
                                                                                       --------------
                                                                                           53,962,217
                                                                                       --------------
INDUSTRIAL CONGLOMERATES--2.0%
3M Co.                                                                       287,600       19,249,068
Carlisle Cos., Inc.                                                           17,800          377,894
General Electric Co.                                                       4,762,984       81,780,435
Tyco International Ltd.                                                       87,425        1,827,183
                                                                                       --------------
                                                                                          103,234,580
                                                                                       --------------
MACHINERY--3.6%
Actuant Corp., Cl. A                                                          43,300          776,802
AGCO Corp.(1)                                                                 20,000          492,400
Barnes Group, Inc.                                                            57,200          765,908
Briggs & Stratton Corp.(2)                                                   103,288        1,454,295
Bucyrus International, Inc., Cl. A                                           116,700        2,279,151
Caterpillar, Inc.                                                            806,700       33,066,633
Chart Industries, Inc.(1)                                                     37,400          357,544
CIRCOR International, Inc.                                                    58,700        1,281,421
Crane Co.                                                                     83,300        1,234,506
Cummins, Inc.                                                                796,800       20,382,144
Deere & Co.                                                                  160,400        5,583,524
Dover Corp.                                                                  193,200        5,763,156
Eaton Corp.                                                                    8,300          384,622
EnPro Industries, Inc.(1)                                                     87,250        1,628,958
Flowserve Corp.                                                               16,800          845,544
Gardner Denver, Inc.(1)                                                      186,300        4,610,925
Graco, Inc.                                                                   75,900        1,628,814
Harsco Corp.                                                                 145,700        3,664,355
IDEX Corp.                                                                   151,600        3,486,800
Illinois Tool Works, Inc.                                                    457,500       15,609,900
Ingersoll-Rand Co. Ltd., Cl. A                                               907,090       14,223,171
Joy Global, Inc.                                                             126,800        2,953,172
Kennametal, Inc.                                                             213,200        3,986,840
Lincoln Electric Holdings, Inc.(2)                                            83,200        3,801,408
Manitowoc Co., Inc. (The)                                                    368,000        2,899,840
Mueller Industries, Inc.                                                     128,126        2,985,336
Mueller Water Products, Inc., Cl. A(2)                                       158,296          975,103


                        14 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
MACHINERY CONTINUED
Navistar International Corp.(1)                                               63,800   $    1,394,030
Nordson Corp.(2)                                                              88,300        2,865,335
Oshkosh Corp.                                                                304,700        2,132,900
Parker-Hannifin Corp.                                                        759,230       31,189,168
Robbins & Myers, Inc.                                                        103,100        2,319,750
Sauer-Danfoss, Inc.                                                            7,000           56,630
Terex Corp.(1)                                                                46,700          665,942
Timken Co.                                                                   239,700        3,478,047
Titan International, Inc.(2)                                                 163,000        1,555,020
Toro Co. (The)(2)                                                            136,868        3,892,526
Trinity Industries, Inc.(2)                                                  172,700        2,568,049
Wabtec Corp.                                                                   6,300          243,117
Watts Water Technologies, Inc., Cl. A(2)                                     103,400        2,326,500
                                                                                       --------------
                                                                                          191,809,286
                                                                                       --------------
MARINE--0.1%
Alexander & Baldwin, Inc.                                                     48,200        1,245,970
Excel Maritime Carriers Ltd.(2)                                               27,100          154,741
Genco Shipping & Trading Ltd.(2)                                             133,200        1,213,452
TBS International Ltd., Cl. A(1)                                               6,600           31,020
                                                                                       --------------
                                                                                            2,645,183
                                                                                       --------------
ROAD & RAIL--0.7%
Amerco(1)                                                                      6,000          222,300
Arkansas Best Corp.(2)                                                       131,000        3,478,050
Avis Budget Group, Inc.(1)                                                   214,900          163,324
CSX Corp.                                                                    140,300        5,224,772
Heartland Express, Inc.                                                       68,800        1,062,272
Hertz Global Holdings, Inc.(1)                                               520,705        1,817,260
Norfolk Southern Corp.                                                       406,600       20,114,502
Old Dominion Freight Line, Inc.(1)                                             4,400          104,720
Ryder Systems, Inc.                                                            9,070          325,704
Werner Enterprises, Inc.(2)                                                  203,800        3,542,044
YRC Worldwide, Inc.(1, 2)                                                    117,800          468,844
                                                                                       --------------
                                                                                           36,523,792
                                                                                       --------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Applied Industrial Technologies, Inc.                                        104,200        1,986,052
GATX Corp.                                                                    47,200        1,328,680
MSC Industrial Direct Co., Inc., Cl. A                                        99,800        3,454,078
RSC Holdings, Inc.(1, 2)                                                      39,900          324,786
Textainer Group Holdings Ltd.                                                 19,800          200,574
United Rentals, Inc.(1, 2)                                                   389,469        3,143,015
Watsco, Inc.(2)                                                               29,500        1,160,530
WESCO International, Inc.(1)                                                 211,902        3,134,031
                                                                                       --------------
                                                                                           14,731,746


                        15 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
INFORMATION TECHNOLOGY--22.7%
COMMUNICATIONS EQUIPMENT--3.2%
3Com Corp.(1)                                                                715,000   $    1,437,150
ADTRAN, Inc.                                                                 165,000        2,343,000
Avocent Corp.(1)                                                             212,481        3,996,768
Brocade Communications Systems, Inc.(1)                                      936,300        3,014,886
Ciena Corp.(1, 2)                                                            328,800        2,433,120
Cisco Systems, Inc.(1)                                                     5,265,600       87,093,024
CommScope, Inc.(1)                                                           183,600        2,072,844
Comtech Telecommunications Corp.(1)                                           24,900        1,181,007
Corning, Inc.                                                                445,300        4,012,153
EchoStar Holding Corp.(1, 2)                                                 117,824        2,011,256
Emulex Corp.(1)                                                              428,508        3,055,262
F5 Networks, Inc.(1, 2)                                                      249,306        6,207,719
Harris Corp.                                                                 125,300        4,370,464
InterDigital, Inc.(1)                                                        139,600        3,702,192
JDS Uniphase Corp.(1)                                                        973,100        2,646,832
Plantronics, Inc.                                                            252,700        3,211,817
Polycom, Inc.(1, 2)                                                          158,400        2,982,672
QUALCOMM, Inc.                                                               684,875       22,991,254
Sonus Networks, Inc.(1)                                                       17,100           26,505
Starent Networks Corp.(1)                                                      2,600           25,870
Tekelec, Inc.(1)                                                             162,700        1,993,075
Tellabs, Inc.(1)                                                           1,200,642        5,006,677
ViaSat, Inc.(1)                                                               14,000          300,020
                                                                                       --------------
                                                                                          166,115,567
                                                                                       --------------
COMPUTERS & PERIPHERALS--5.2%
Apple, Inc.(1)                                                               366,100       33,926,487
Avid Technology, Inc.(1)                                                      59,700          747,444
Dell, Inc.(1, 2)                                                             301,200        3,364,404
Electronics for Imaging, Inc.(1)                                              84,742          827,929
EMC Corp.(1)                                                               1,152,635       12,183,352
Hewlett-Packard Co.                                                        2,673,100       94,306,968
Intermec, Inc.(1)                                                             41,700          553,776
International Business Machines Corp.                                      1,100,900       89,833,440
Lexmark International, Inc., Cl. A(1)                                        180,100        4,715,018
NCR Corp.(1)                                                                 280,600        4,259,508
NetApp, Inc.(1)                                                              172,400        2,327,400
QLogic Corp.(1)                                                              425,800        4,521,996
SanDisk Corp.(1)                                                             339,200        2,713,600
Seagate Technology                                                         1,589,420        6,691,458
Sun Microsystems, Inc.(1)                                                    880,300        2,790,551
Synaptics, Inc.(1, 2)                                                        165,829        3,643,263
Teradata Corp.(1)                                                            197,100        2,647,053


                        16 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
COMPUTERS & PERIPHERALS CONTINUED
Western Digital Corp.(1)                                                     284,200   $    3,467,240
                                                                                       --------------
                                                                                          273,520,887
                                                                                       --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Agilent Technologies, Inc.(1)                                                437,300        8,234,359
Amphenol Corp., Cl. A                                                        129,300        3,002,346
Anixter International, Inc.(1, 2)                                             69,200        1,896,080
Arrow Electronics, Inc.(1)                                                   226,500        3,125,700
Avnet, Inc.(1)                                                               250,300        3,564,272
AVX Corp.                                                                    105,200          919,448
Benchmark Electronics, Inc.(1)                                               309,922        3,929,811
Cogent, Inc.(1, 2)                                                           131,800        1,771,392
Cognex Corp.                                                                  42,700          582,001
Coherent, Inc.(1)                                                             57,209        1,423,932
Dolby Laboratories, Inc., Cl. A(1)                                            86,983        2,593,833
Ingram Micro, Inc., Cl. A(1)                                                 342,900        3,693,033
Itron, Inc.(1, 2)                                                             34,500        1,634,610
Jabil Circuit, Inc.                                                          467,500        3,076,150
L-1 Identity Solutions, Inc.(1, 2)                                            38,700          226,008
Littlefuse, Inc.(1)                                                            2,100           31,584
Molex, Inc.                                                                  272,300        3,703,280
MTS Systems Corp.                                                              4,800          124,848
National Instruments Corp.                                                   108,300        2,611,113
Plexus Corp.(1)                                                               72,500        1,209,300
Rofin-Sinar Technologies, Inc.(1)                                             45,101        1,070,698
ScanSource, Inc.(1)                                                           11,000          187,110
SYNNEX Corp.(1, 2)                                                            59,800          625,508
Tech Data Corp.(1)                                                            70,700        1,233,008
Technitrol, Inc.                                                              24,300           85,050
Trimble Navigation Ltd.(1)                                                   200,400        4,080,144
Tyco Electronics Ltd.                                                        291,500        4,803,920
Vishay Intertechnology, Inc.(1)                                              583,714        2,544,993
                                                                                       --------------
                                                                                           61,983,531
                                                                                       --------------
INTERNET SOFTWARE & SERVICES--0.8%
Akamai Technologies, Inc.(1)                                                 250,043        3,068,028
Digital River, Inc.(1)                                                       155,800        3,292,054
EarthLink, Inc.(1)                                                           276,922        1,844,301
eBay, Inc.(1)                                                                499,500        6,558,435
Google, Inc., Cl. A(1)                                                        46,645       13,665,119
IAC/InterActiveCorp(1)                                                         5,000           73,950
j2 Global Communications, Inc.(1)                                            215,400        4,204,608
Open Text Corp.(1, 2)                                                         83,500        2,221,935
RealNetworks, Inc.(1)                                                         33,000          125,400
Sohu.com, Inc.(1)                                                             60,200        2,922,108


                        17 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
INTERNET SOFTWARE & SERVICES CONTINUED
ValueClick, Inc.(1)                                                          281,256   $    1,735,350
VeriSign, Inc.(1)                                                            191,500        4,134,485
VistaPrint Ltd.(1)                                                             5,300           86,655
WebMD Health Corp., Cl. A(1)                                                   1,000           19,180
                                                                                       --------------
                                                                                           43,951,608
                                                                                       --------------
IT SERVICES--0.8%
Acxiom Corp.                                                                 258,460        1,941,035
Affiliated Computer Services, Inc., Cl. A(1)                                  19,500          788,775
Broadridge Financial Solutions, Inc.                                         258,700        2,949,180
Computer Sciences Corp.(1)                                                   167,300        4,660,978
Convergys Corp.(1)                                                           519,590        3,268,221
CSG Systems International, Inc.(1)                                            56,800          956,512
DST Systems, Inc.(1, 2)                                                       67,900        2,567,299
Euronet Worldwide, Inc.(1)                                                     4,100           34,973
Fidelity National Information Services, Inc.                                  91,648        1,574,513
Gartner, Inc.(1, 2)                                                          140,000        2,150,400
Heartland Payment Systems, Inc.                                                3,000           51,540
Hewitt Associates, Inc.(1)                                                   107,000        3,058,060
NeuStar, Inc., Cl. A(1)                                                      143,100        2,740,365
Perot Systems Corp., Cl. A(1)                                                197,700        2,467,296
Sapient Corp.(1)                                                             330,000        1,300,200
TeleTech Holdings, Inc.(1)                                                   157,185        1,386,372
Total System Services, Inc.                                                  225,200        3,213,604
Unisys Corp.(1)                                                              419,200          280,864
Western Union Co.                                                            602,600        7,996,502
                                                                                       --------------
                                                                                           43,386,689
                                                                                       --------------
OFFICE ELECTRONICS--0.6%
Xerox Corp.                                                                4,273,800       29,873,862
Zebra Technologies Corp., Cl. A(1)                                           170,400        3,605,664
                                                                                       --------------
                                                                                           33,479,526
                                                                                       --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
Altera Corp.(2)                                                              386,800        5,689,828
Amkor Technology, Inc.(1)                                                    744,713        1,638,369
Analog Devices, Inc.                                                         302,900        5,179,590
Applied Materials, Inc.                                                    3,452,300       33,073,034
Atheros Communications, Inc.(1)                                              182,100        2,658,660
Atmel Corp.(1)                                                               626,600        1,754,480
Broadcom Corp., Cl. A(1)                                                     408,772        6,258,299
Cabot Microelectronics Corp.(1)                                               49,700        1,231,069
Cymer, Inc.(1)                                                                90,400        2,123,496
Entegris, Inc.(1)                                                            131,800          183,202
Fairchild Semiconductor International, Inc., Cl. A(1)                        632,900        2,525,271
FEI Co.(1)                                                                    27,900          566,928


                        18 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Integrated Device Technology, Inc.(1)                                        704,988   $    3,644,788
Intel Corp.                                                                6,520,300       89,980,140
International Rectifier Corp.(1)                                              66,400          776,216
Intersil Corp., Cl. A                                                        287,200        2,602,032
KLA-Tencor Corp.                                                             210,800        3,965,148
LSI Corp.(1)                                                               1,131,000        3,031,080
Marvell Technology Group Ltd.(1)                                             602,100        3,492,180
MEMC Electronic Materials, Inc.(1)                                           230,262        3,458,535
Microsemi Corp.(1)                                                            67,400        1,313,626
MKS Instruments, Inc.(1)                                                     225,589        3,228,179
National Semiconductor Corp.(2)                                              262,700        2,889,700
Novellus Systems, Inc.(1)                                                    237,700        2,945,103
NVIDIA Corp.(1)                                                              513,279        3,834,194
PMC-Sierra, Inc.(1)                                                          572,700        2,296,527
Power Integrations, Inc.                                                      16,400          300,120
RF Micro Devices, Inc.(1)                                                    325,300          432,649
Semtech Corp.(1)                                                             304,300        3,444,676
Silicon Laboratories, Inc.(1)                                                132,400        2,775,104
Skyworks Solutions, Inc.(1)                                                  261,900        1,411,641
Teradyne, Inc.(1)                                                            774,112        2,933,884
Tessera Technologies, Inc.(1)                                                 68,800        1,264,544
Texas Instruments, Inc.(2)                                                 3,210,100       49,981,257
Varian Semiconductor Equipment Associates, Inc.(1)                            83,200        1,530,880
Verigy Ltd.(1)                                                               107,300          988,233
Xilinx, Inc.(2)                                                              261,600        4,279,776
                                                                                       --------------
                                                                                          259,682,438
                                                                                       --------------
SOFTWARE--6.0%
Adobe Systems, Inc.(1)                                                        94,700        2,193,252
Amdocs Ltd.(1)                                                               265,200        4,983,108
Ansys, Inc.(1)                                                                92,600        2,672,436
Autodesk, Inc.(1)                                                            253,100        4,198,929
Blackbaud, Inc.                                                                2,400           30,000
BMC Software, Inc.(1)                                                         68,400        1,707,264
CA, Inc.                                                                     677,805       11,414,236
Cadence Design Systems, Inc.(1)                                              785,000        3,030,100
Check Point Software Technologies Ltd.(1)                                    111,600        2,300,076
Citrix Systems, Inc.(1, 2)                                                   177,130        4,722,286
Compuware Corp.(1)                                                           672,600        4,271,010
Concur Technologies, Inc.(1, 2)                                               43,700        1,199,565
FactSet Research Systems, Inc.(2)                                             70,000        2,800,000
Fair Isaac Corp.                                                             242,449        3,428,229
Henry (Jack) & Associates, Inc.                                               88,000        1,620,080
Informatica Corp.(1)                                                         127,900        1,775,252


                        19 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
SOFTWARE CONTINUED
Lawson Software, Inc.(1)                                                     122,200   $      479,024
Mentor Graphics Corp.(1, 2)                                                   84,349          571,886
MICROS Systems, Inc.(1)                                                       70,700        1,177,155
Microsoft Corp.                                                            6,596,054      133,372,212
MicroStrategy, Inc., Cl. A(1)                                                  8,800          313,984
Net 1 UEPS Technologies, Inc.(1)                                             130,400        1,330,080
Nuance Communications, Inc.(1)                                               295,000        2,708,100
Oracle Corp.(1)                                                            3,500,115       56,316,850
Parametric Technology Corp.(1)                                               306,400        3,541,984
Progress Software Corp.(1)                                                    51,200        1,089,536
Quest Software, Inc.(1)                                                      207,700        2,772,795
Solera Holdings, Inc.(1)                                                      35,900          702,563
Sybase, Inc.(1)                                                              186,200        4,587,968
Symantec Corp.(1, 2)                                                       3,754,300       45,164,229
Synopsys, Inc.(1)                                                            229,100        3,672,473
Take-Two Interactive Software, Inc.                                          194,800        2,366,820
THQ, Inc.(1)                                                                  63,200          299,568
TIBCO Software, Inc.(1)                                                      813,500        3,937,340
Wind River Systems, Inc.(1)                                                  285,600        2,381,904
                                                                                       --------------
                                                                                          319,132,294
                                                                                       --------------
MATERIALS--5.3%
CHEMICALS--1.7%
Ashland, Inc.                                                                254,363        2,429,167
Celanese Corp., Series A                                                     195,640        2,259,642
CF Industries Holdings, Inc.                                                  69,839        3,675,627
Chemtura Corp.                                                               618,850        1,033,480
Cytec Industries, Inc.                                                        60,100        1,324,003
Dow Chemical Co. (The)                                                       247,700        4,594,835
E.I. du Pont de Nemours & Co.                                                104,000        2,606,240
Eastman Chemical Co.                                                          85,600        2,816,240
Ferro Corp.                                                                  109,400          703,442
Fuller (H.B.) Co.                                                            173,609        3,079,824
Koppers Holdings, Inc.                                                        39,400          843,948
Minerals Technologies, Inc.                                                   58,700        2,755,965
Monsanto Co.                                                                 261,165       20,684,268
Mosaic Co. (The)                                                             737,114       22,371,410
Nalco Holding Co.(2)                                                         192,200        2,193,002
NewMarket Corp.                                                               38,700        1,295,676
NOVA Chemicals Corp.                                                         168,900        1,391,736
Olin Corp.                                                                    84,293        1,380,719
OM Group, Inc.(1)                                                              4,400           86,812
Rockwood Holdings, Inc.(1)                                                    16,900          151,086
RPM International, Inc.                                                      208,500        2,499,915
Scotts Miracle-Gro Co. (The), Cl. A                                           58,500        1,893,060
Terra Industries, Inc.                                                       153,200        2,253,572


                        20 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
CHEMICALS CONTINUED
Valhi, Inc.                                                                   11,100   $      155,400
Valspar Corp. (The)                                                          156,300        3,066,606
W.R. Grace & Co.(1)                                                           24,800          127,224
Westlake Chemical Corp.(2)                                                    75,100        1,267,688
                                                                                       --------------
                                                                                           88,940,587
                                                                                       --------------
CONTAINERS & PACKAGING--0.3%
Owens-Illinois, Inc.(1)                                                      200,400        4,052,088
Packaging Corp. of America                                                    95,800        1,430,294
Rock-Tenn Co., Cl. A                                                          66,700        2,252,459
Sealed Air Corp.                                                             241,900        3,829,277
Smurfit-Stone Container Corp.(1)                                             471,647          268,839
Sonoco Products Co.                                                          160,100        4,018,510
Temple-Inland, Inc.(2)                                                       625,715        1,977,259
                                                                                       --------------
                                                                                           17,828,726
                                                                                       --------------
METALS & MINING--3.1%
AK Steel Holding Corp.                                                       406,000        3,199,280
Alcoa, Inc.(2)                                                             2,662,800       28,651,728
Allegheny Technologies, Inc.                                                 127,400        2,923,830
Carpenter Technology Corp.                                                   210,900        3,513,594
Century Aluminum Co.(1)                                                      241,221        1,965,951
Commercial Metals Co.                                                        288,442        3,455,535
Compass Minerals International, Inc.                                          18,300        1,024,617
Freeport-McMoRan Copper & Gold, Inc., Cl. B(2)                             1,091,060       26,174,529
Kaiser Aluminum Corp.                                                         34,800          734,628
Nucor Corp.                                                                1,195,800       42,666,144
Olympic Steel, Inc.                                                           10,500          183,750
Reliance Steel & Aluminum Co.                                                125,800        2,593,996
RTI International Metals, Inc.(1, 2)                                           7,100           85,342
Schnitzer Steel Industries, Inc.(2)                                          132,500        3,577,500
Southern Copper Corp.(2)                                                   2,494,232       34,320,632
United States Steel Corp.                                                    147,400        4,480,960
Worthington Industries, Inc.(2)                                              176,500        2,343,920
                                                                                       --------------
                                                                                          161,895,936
                                                                                       --------------
PAPER & FOREST PRODUCTS--0.2%
Domtar Corp.(1, 2)                                                         1,066,024        1,492,434
International Paper Co.                                                      554,800        6,907,260
Louisiana-Pacific Corp.                                                      114,400          264,264
MeadWestvaco Corp.                                                            54,300          633,138
                                                                                       --------------
                                                                                            9,297,096
                                                                                       --------------
TELECOMMUNICATION SERVICES--3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc.                                                                 3,403,944       97,216,641
Cincinnati Bell, Inc.(1)                                                     411,300          711,549
Embarq Corp.                                                                 187,400        6,116,736
Global Crossing Ltd.(1)                                                       29,500          226,265


                        21 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            SHARES          VALUE
                                                                         -----------   --------------
COMMON STOCKS CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
NTELOS Holdings Corp.                                                         93,295   $    2,072,082
Premiere Global Services, Inc.(1)                                            118,400          722,240
Qwest Communications International, Inc.(2)                                1,336,500        4,276,800
tw telecom, Inc.(1)                                                          302,400        2,307,312
Verizon Communications, Inc.                                               1,246,700       40,704,755
Windstream Corp.                                                             454,700        4,028,642
                                                                                       --------------
                                                                                          158,383,022
                                                                                       --------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Centennial Communications Corp.(1)                                           133,700        1,033,501
NII Holdings, Inc.(1)                                                        165,900        3,225,096
Sprint Nextel Corp.                                                        3,543,088        9,885,216
Syniverse Holdings, Inc.(1)                                                  118,500        1,157,745
Telephone & Data Systems, Inc.                                               157,600        5,114,120
United States Cellular Corp.(1)                                               62,500        2,464,375
                                                                                       --------------
                                                                                           22,880,053
                                                                                       --------------
UTILITIES--0.6%
ELECTRIC UTILITIES--0.3%
Duke Energy Corp.                                                          1,007,100       15,670,476
UniSource Energy Corp.                                                        65,000        1,824,550
                                                                                       --------------
                                                                                           17,495,026
                                                                                       --------------
ENERGY TRADERS--0.1%
Mirant Corp.(1)                                                              152,500        2,626,050
Reliant Energy, Inc.(1)                                                      389,100        2,233,434
                                                                                       --------------
                                                                                            4,859,484
                                                                                       --------------
GAS UTILITIES--0.1%
Laclede Group, Inc. (The)                                                     40,700        2,144,076
South Jersey Industries, Inc.                                                  1,200           46,800
Southwest Gas Corp.                                                           36,200          937,580
WGL Holdings, Inc.                                                            40,600        1,465,660
                                                                                       --------------
                                                                                            4,594,116
                                                                                       --------------
MULTI-UTILITIES--0.1%
Avista Corp.                                                                 137,952        2,437,612
CH Energy Group, Inc.                                                          1,100           48,114
Integrys Energy Group, Inc.                                                   30,000        1,325,398
                                                                                       --------------
                                                                                            3,811,124
                                                                                       --------------
Total Common Stocks (Cost $6,809,852,084)                                               5,236,779,154
                                                                                       --------------
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization Preferred Shares(1,3) (Cost $0)        100,000              200
                                                                                       --------------
OTHER SECURITIES--0.0%
Seagate Technology International, Inc.(1, 3, 4) (Cost $0)                    877,600           87,760


                        22 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                            UNITS           VALUE
                                                                         -----------   --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Strike Price $1, Exp. 1/2/10(1)                     485,800   $       24,290
Progress Energy, Inc., Contingent Value Obligation(1,3)                      680,100          224,433
                                                                                       --------------
Total Rights, Warrants and Certificates (Cost $0)                                             248,723

                                                                            SHARES
                                                                         -----------
INVESTMENT COMPANY--0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.20%(5, 6)
   (Cost $38,406,441)                                                     38,406,441       38,406,441
Total Investments, at Value (excluding Investments Purchased with Cash
   Collateral from Securities Loaned) (Cost $6,848,258,525)                             5,275,522,278
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
   LOANED--7.0%(7)
OFI Liquid Assets Fund, LLC, 2.14%(5, 6) (Cost $369,516,994)             369,516,994      369,516,994
TOTAL INVESTMENTS, AT VALUE (Cost $7,217,775,519)                              106.8%   5,645,039,272
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (6.8)    (358,103,364)
                                                                         -----------   --------------
NET ASSETS                                                                     100.0%  $5,286,935,908
                                                                         ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $312,393, which represents 0.01% of the Fund's net assets. See accompanying Notes.

(4.) Escrow shares received as the result of issuer reorganization.

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS           GROSS            SHARES
                                                     AUGUST 31, 2008     ADDITIONS       REDUCTIONS    NOVEMBER 30, 2008
                                                     ---------------   -------------   -------------   -----------------
OFI Liquid Assets Fund, LLC                            570,809,900     1,111,653,664   1,312,946,570      369,516,994
Oppenheimer Institutional Money Market Fund, Cl. E      52,298,087       212,269,528     226,161,174       38,406,441

                                                         VALUE         INCOME
                                                     -------------   ----------
OFI Liquid Assets Fund, LLC                           $369,516,994   $2,311,714(a)
Oppenheimer Institutional Money Market Fund, Cl. E      38,406,441      208,425
                                                      ------------   ----------
                                                      $407,923,435   $2,520,139
                                                      ============   ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(6.) Rate shown is the 7-day yield as of November 30, 2008.

(7.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                        23 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $5,644,702,789         $--
Level 2--Other Significant Observable Inputs          336,483          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $5,645,039,272         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In


                        24 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company,


                        25 | Oppenheimer Main Street Fund

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID SECURITIES

As of November 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of November 30, 2008, the Fund had on loan securities valued at $357,791,527. Collateral of $370,327,794 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 7,322,409,798
                                  ===============
Gross unrealized appreciation     $   516,475,515
Gross unrealized depreciation      (2,193,846,041)
                                  ---------------
Net unrealized depreciation       $(1,677,370,526)
                                  ===============


                        26 | Oppenheimer Main Street Fund


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009